INVESTMENTS HELD IN TRUST	6 Months Ended
Jun. 30, 2026
Spring Valley Acquisition III
INVESTMENTS HELD IN TRUST
INVESTMENTS HELD IN TRUST

NOTE 4. INVESTMENTS HELD IN TRUST

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. In contrast, when the investments held in Trust Account are comprised of money market funds, these are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in the Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

On February 19, 2026, the Company withdrew $140,482 from the Trust Account for working capital purposes.

On May 5, 2026, the Company withdrew $102,326 from the Trust Account for working capital purposes.

At June 30, 2026, assets held in the Trust Account were comprised of $236,690,350 in money market funds which are invested primarily in U.S. Treasury Securities.

See Note 1 for details on the Trust Account withdrawal rights and balances.